Financial Liabilities At Amortised Cost - Deposits From Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deposits [Abstract]
Savings Accounts	$ 205,927,223	$ 201,250,239
Term deposits	120,068,027	114,595,457
Checking accounts	112,583,740	73,516,392
Investment accounts	27,904,734	105
Others	5,249,472	6,631,711
Total Deposits from customers	$ 471,733,196	$ 395,993,904